Expense Example - Tremblant Opportunistic Global ETF - Tremblant Opportunistic Global ETF Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859